INCOME TAX EXPENSE AND DEFERRED TAXES - Distribution of national and foreign tax expense (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INCOME TAX EXPENSE AND DEFERRED TAXES
Current tax expense	$ (74,063,096)	$ (46,094,100)	$ (61,725,855)
Deferred tax expense	(30,281,542)	(83,220)	6,820,456
Total income tax expense	(104,344,638)	(46,177,320)	(54,905,399)
National
INCOME TAX EXPENSE AND DEFERRED TAXES
Current tax expense	(12,812,693)	(8,730,476)	(22,597,165)
Deferred tax expense	(25,684,847)	(7,026,145)	(460,031)
Foreign
INCOME TAX EXPENSE AND DEFERRED TAXES
Current tax expense	(61,250,403)	(37,363,624)	(39,128,690)
Deferred tax expense	$ (4,596,695)	$ 6,942,925	$ 7,280,487